Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2016 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	816,139	1,185	—	817,324
Recurring service fees	473,796	61,915	—	535,711
Performance-based income	11,793	8,597	—	20,390
Other service fees	68,159	—	51,423	119,582

Total revenues from others	1,369,887	71,697	51,423	1,493,007

One-time commissions	311,876	2,887	—	314,763
Recurring service fees	287,108	427,907	—	715,015
Performance –based income	57	38,794	—	38,851

Total revenues from funds Gopher manages	599,041	469,588	—	1,068,629

Total revenues	1,968,928	541,285	51,423	2,561,636
Less: business taxes and related surcharges	(37,274)	(9,475)	(1,315)	(48,064)

Net revenues	1,931,654	531,810	50,108	2,513,572

Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(556,554)	(1,452)	(5,614)	(563,620)
Performance Fee Compensation	—	(8,146)	—	(8,146)
Other Compensation	(443,705)	(155,567)	(129,367)	(728,639)

Total compensation and benefits	(1,000,259)	(165,165)	(134,981)	(1,300,405)

Selling expenses	(280,993)	(16,172)	(25,502)	(322,667)
General and administrative expenses	(120,764)	(77,201)	(36,523)	(234,488)
Other operating expenses	(82,059)	(35,923)	(33,106)	(151,088)
Government subsidies	78,445	83,920	—	162,365

Total operating cost and expenses	(1,405,630)	(210,541)	(230,112)	(1,846,283)

Income (loss) from operations	526,024	321,269	(180,004)	667,289

	Year Ended December 31, 2017 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	539,938	1,087	—	541,025
Recurring service fees	577,544	27,548	—	605,092
Performance-based income	84,105	2,389	—	86,494
Other service fees	70,390	10,712	113,971	195,073

Total revenues from others	1,271,977	41,736	113,971	1,427,684

One-time commissions	560,047	1,012	—	561,059
Recurring service fees	300,352	502,409	—	802,761
Performance –based income	9,019	45,483	—	54,502

Total revenues from funds Gopher manages	869,418	548,904	—	1,418,322

Total revenues	2,141,395	590,640	113,971	2,846,006
Less: business taxes and related surcharges	(15,128)	(2,599)	(1,371)	(19,098)

Net revenues	2,126,267	588,041	112,600	2,826,908

Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(611,550)	(4)	(4,510)	(616,064)
Performance Fee Compensation	—	(11,291)	—	(11,291)
Other Compensation	(463,370)	(190,032)	(126,615)	(780,017)

Total compensation and benefits	(1,074,920)	(201,327)	(131,125)	(1,407,372)

Selling expenses	(295,798)	(9,271)	(15,393)	(320,462)
General and administrative expenses	(146,122)	(70,618)	(32,138)	(248,878)
Other operating expenses	(77,490)	(27,773)	(42,055)	(147,318)
Government subsidies	49,008	23,848	1,300	74,156

Total operating cost and expenses	(1,545,322)	(285,141)	(219,411)	(2,049,874)

Income (loss) from operations	580,945	302,900	(106,811)	777,034

	Year Ended December 31, 2018 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	731,424	1,585	—	733,009
Recurring service fees	571,782	22,074	—	593,856
Performance-based income	42,570	531	—	43,101
Other service fees	113,570	8,225	240,091	361,886

Total revenues from others	1,459,346	32,415	240,091	1,731,852

One-time commissions	292,899	2,085	—	294,984
Recurring service fees	564,228	618,465	—	1,182,693
Performance –based income	1,739	98,794	—	100,533

Total revenues from funds Gopher manages	858,866	719,344	—	1,578,210

Total revenues	2,318,212	751,759	240,091	3,310,062
Less: business taxes and related surcharges	(12,206)	(3,228)	(5,020)	(20,454)

Net revenues	2,306,006	748,531	235,071	3,289,608

Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(631,234)	—	(2,365)	(633,599)
Performance Fee Compensation	—	(21,175)	—	(21,175)
Other Compensation	(534,516)	(251,923)	(122,979)	(909,418)
Total compensation and benefits	(1,165,750)	(273,098)	(125,344)	(1,564,192)
Selling expenses	(367,589)	(22,200)	(22,931)	(412,720)
General and administrative expenses	(164,802)	(80,873)	(33,712)	(279,387)
Other operating expenses	(54,291)	(25,310)	(89,767)	(169,368)
Government subsidies	53,620	6,148	2,815	62,583

Total operating cost and expenses	(1,698,812)	(395,333)	(268,939)	(2,363,084)

Income (loss) from operations	607,194	353,198	(33,868)	926,524

Revenue from External Customers by Geographic Areas

The following table summarizes the Group’s revenues generated by the different geographic location.

	Year Ended December 31, 2016 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,575,209	388,054	51,423	2,014,686
Hong Kong	393,719	153,231	—	546,950

Total revenues	1,968,928	541,285	51,423	2,561,636

	Year Ended December 31, 2017 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,788,135	398,428	113,971	2,300,534
Hong Kong	353,260	192,212	—	545,472

Total revenues	2,141,395	590,640	113,971	2,846,006

	Year Ended December 31, 2018 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,750,754	565,137	240,091	2,555,982
Hong Kong	565,061	185,990	—	751,051
Overseas	2,397	632	—	3,029

Total revenues	2,318,212	751,759	240,091	3,310,062

Substantially all of the Group’s revenues are derived from, and its assets are located in the mainland of China and Hong Kong.